Finance and operating lease agreements	12 Months Ended
Dec. 31, 2017
Finance and operating lease agreements
Finance and operating lease agreements

21Finance and operating lease agreements

(a)Financial leases

Financial leases correspond to the purchase of industrial equipment for processing of chemicals and oxygen. The financial lease agreements have purchase options at the end of the lease term.

The assets are recognized substantially under “Machinery, equipment and facilities” within property, plant and equipment and the respective obligations under “Other payables”.

	2017			2016
		Accumulated
	Cost	depreciation	Net	Net

Oxygen and chemical facilities	140,902	(50,530)	90,372	44,968

	140,902	(50,530)	90,372	44,968

Present value and future minimum payments:

Years	Present value	Future value

2018	13,275	20,460
2019 to 2023	56,282	83,778
After 2024	29,061	30,493

	98,618	134,731

There are no restrictions imposed by financial lease agreements.

(b)Operating leases

(i)Minimum non-cancellable payments

•

Land leases - the Company leases land for planting forests based on third-party operational leases supplementing raw materials for its production. The leases are for a period of up to 21 years. Lease payments, equivalent to market value are made according to the contract. The land lease agreements have renewal options of the lease period at market value.

•

Coastal transportation - the Company has 20-year coastal freight service contracts, ending in 2023, for the domestic transportation by sea of raw materials utilizing maritime barges from the Caravelas (BA) to Portocel (ES) Terminals.

•

Ocean transportation - the Company has 25-year sea freight services contracts, ending in 2039, with STX Pan Ocean Co. Ltd. for transportation of pulp from Brazil to several ports in Europe, North America and Asia.

At December 31, 2017, minimum payments of future operating leases are as follows:

		Coastal	Ocean
Years	Land leases	transport	transport

2018	178,004	78,827	106,090
2019 to 2020	343,792	157,654	212,180
2021 to 2023	427,108	236,481	318,270
After 2024	894,833		1,753,329

	1,843,737	472,962	2,389,869

(ii)Contingent payments

•

Forestry partnership agreements — on December 30, 2013, the Company entered into a forestry partnership and a standing timber supply agreement for a maximum term of 24 years, with contingent payments related to the repurchase of the standing timber that the counterparty has the right to receive. The purchase price is established in U.S. Dollars, as defined in the contract, and adjusted according to the US-CPI index.

Since there is not a mandatory volume of timber determined by the forestry partnership agreement that could guarantee a minimum payment to the counterparty, there are no minimum future payments to be disclosed by the Company.